Related party transactions - Schedule of Transactions Between Related Parties (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related party transactions [Abstract]
Short-term employee benefits	¥ 1,876	¥ 2,028
Share-based compensation	(2,636)	2,102
Total	¥ (760)	¥ 4,130